FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Loans Held-for-sale, Fair Value Disclosure	$ 29.5	$ 41.1
Financing Receivable, Held-for-Sale	27.2	35.5
Fair Value, Option, Aggregate Differences, Loans and Long-term Receivables	2.3	5.6
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ (3.3)	$ 4.6